Financial Instruments Risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10 largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 75,905,836	$ 71,017,639
Percent of over total portfolio	10.72%	9.84%
50 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 78,956,490	$ 60,685,373
Percent of over total portfolio	11.15%	8.41%
100 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 34,340,846	$ 38,411,205
Percent of over total portfolio	4.85%	5.32%
Rest of customers [member]
Concentration of deposits [line items]
Debt balance	$ 519,133,013	$ 551,723,628
Percent of over total portfolio	73.28%	76.43%
Total [member]
Concentration of deposits [line items]
Debt balance	$ 708,336,185	$ 721,837,845
Percent of over total portfolio	100.00%	100.00%